Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO (b)(1)(2)	Compensation Actually Paid to PEO (c)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (d)(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M) (h)(6)	Stock Price (i)(7)
					Total Shareholder Return (f)(4)	S&P 500 Information Technology Index Total Shareholder Return (g)(5)

2023	$83,361,678	$271,342,916	$22,760,940	$74,686,742	$61.12	$138.37	$361	$36.26
2022	$104,355	$104,355	$411,799	$(74,612,715)	$16.15	$87.66	$(193)	$9.30
2021	$104,346	$104,346	$14,359,442	$46,809,649	$144.57	$122.08	$35	$83.75

Company Selected Measure Name	stock price
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEO’s
2023	Adam Foroughi	Herald Chen, Basil Shikin, Katie Jansen, Victoria Valenzuela
2022	Adam Foroughi	Herald Chen, Basil Shikin, Katie Jansen, Victoria Valenzuela
2021	Adam Foroughi	Herald Chen, Basil Shikin, Katie Jansen, Victoria Valenzuela

Peer Group Issuers, Footnote
5.The peer group used is the S&P 500 Index Information Technology Index, as used in our Stock Performance Graph in Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made based on the closing stock price on the IPO date of April 15, 2021 and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 83,361,678	$ 104,355	$ 104,346
PEO Actually Paid Compensation Amount	$ 271,342,916	104,355	104,346
Adjustment To PEO Compensation, Footnote	This figure is the compensation actually paid for our PEO in each listed year. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year or will ever be paid these amounts, but this is a dollar amount derived by starting with the Summary Compensation Table total compensation and then applying certain adjustments pursuant PvP Rules. To calculate compensation actually paid for 2023, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	2023 (For PEO)	2023
		(Average For Non-PEO NEOs)
	($)	($)

Summary Compensation Table Total	$83,361,678	$22,760,940
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(82,949,922)	$(22,348,050)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(b)	$198,348,485	$42,428,394
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)	$—	$3,460,490
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$72,546,675	$22,295,047
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$—	$6,089,922
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$271,342,916	$74,686,742
a.For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement:

2023
Performance Share Units
12/31 Stock Price	$39.85
Volatility	65%
Risk-Free Interest Rate	3.8%
Stock Options
Expected Term	2.1 years -5.9 years
Volatility	73% - 80%
Dividend Yield	—%
Risk-Free Interest Rate	3.5% - 4.9%

Non-PEO NEO Average Total Compensation Amount	$ 22,760,940	411,799	14,359,442
Non-PEO NEO Average Compensation Actually Paid Amount	$ 74,686,742	(74,612,715)	46,809,649
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the compensation actually paid for our PEO in each listed year. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year or will ever be paid these amounts, but this is a dollar amount derived by starting with the Summary Compensation Table total compensation and then applying certain adjustments pursuant PvP Rules. To calculate compensation actually paid for 2023, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	2023 (For PEO)	2023
		(Average For Non-PEO NEOs)
	($)	($)

Summary Compensation Table Total	$83,361,678	$22,760,940
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(82,949,922)	$(22,348,050)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(b)	$198,348,485	$42,428,394
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(b)	$—	$3,460,490
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$72,546,675	$22,295,047
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$—	$6,089,922
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—
Compensation Actually Paid	$271,342,916	$74,686,742
a.For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement:

2023
Performance Share Units
12/31 Stock Price	$39.85
Volatility	65%
Risk-Free Interest Rate	3.8%
Stock Options
Expected Term	2.1 years -5.9 years
Volatility	73% - 80%
Dividend Yield	—%
Risk-Free Interest Rate	3.5% - 4.9%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (CAP) Versus TSR
Our total shareholder return, based on a $100 investment in AppLovin on its IPO date of April 15, 2021, was $144.57 as of the end of 2021, $16.15 as of the end of 2022, and $61.12 as of the end of 2023. These indexed investment returns translate into annual total shareholder return rates of 44.57%, -83.85%, and -38.88% in each of 2021, 2022, and 2023. CEO CAP amounts were $104,346, $104,355, and $271,342,916 in each of 2021, 2022, and 2023, respectively. Similarly, our other NEO CAP amounts as averaged were $46,809,649, -$74,612,715, and $74,686,742 in 2021, 2022, and 2023, respectively. As a result, the trajectory of our CAP values and total shareholder return are directionally aligned over the timeframe that the table covers because our total shareholder return increased and decreased year-to-year in accordance with increases and decreases in CAP.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income
Our GAAP net income was $35.3 million in 2021, -$192.9 million in 2022, and $360.8 million in 2023. CEO CAP amounts were $104,346, $104,355, and $271,342,916 in each of 2021, 2022, and 2023, respectively. Our other NEO CAP amounts as averaged were $46,809,649, -$74,612,715, and $74,686,742 in 2021, 2022, and 2023, respectively. As a result, the trajectory of our CAP values and GAAP net income are directionally aligned over the timeframe that the table covers.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Stock Price
Our company-selected measure, stock price, was $65.20 at the close of our first trading date on April 15, 2021. Our stock price was $83.75 as of the end of 2021, $9.30 as of the end of 2022, and $36.26 as of the end of 2023. These translate into price changes of 28.45%, -88.90%, and 289.89% in each of 2021 (from the closing price on our first trading date through year-end), 2022, and 2023. CEO CAP amounts were $104,346, $104,355, and $271,342,916 in each of 2021, 2022, and 2023, respectively. Similarly, our other NEO CAP amounts as averaged were $46,809,649, -$74,612,715, and $74,686,742 in 2021, 2022, and 2023, respectively. As a result, the trajectory of our CAP values and stock price are directionally aligned over the timeframe that the table covers because our stock price increased and decreased year-to-year in accordance with increases and decreases in CAP.

Total Shareholder Return Amount	$ 61.12	16.15	144.57
Peer Group Total Shareholder Return Amount	138.37	87.66	122.08
Net Income (Loss)	$ 361,000,000	$ (193,000,000)	$ 35,000,000
Company Selected Measure Amount	36.26	9.30	83.75
PEO Name	Adam Foroughi
Additional 402(v) Disclosure	This figure is the total compensation paid to our PEO in each listed year as shown in our Summary Compensation Table for such listed year.

2023
Performance Share Units
12/31 Stock Price	$39.85
Volatility	65%
Risk-Free Interest Rate	3.8%
Stock Options
Expected Term	2.1 years -5.9 years
Volatility	73% - 80%
Dividend Yield	—%
Risk-Free Interest Rate	3.5% - 4.9%
	Total shareholder return is calculated by assuming that a $100 investment was made based on the closing stock price on the IPO date of April 15, 2021 and reinvesting all dividends until the last day of each reported fiscal year.The dollar amounts reported are AppLovin’s net income reflected in AppLovin’s audited financial statements. The performance share units granted to the PEO and non-PEO NEOs are based on the minimum closing stock price over a thirty consecutive trading date period meeting or exceeding specified stock price hurdles during a five-year performance period. AppLovin does not utilize any other financial performance measures, as defined under SEC rules, in its executive compensation programs, and as such has determined to use the 30 trading day trailing minimum closing stock price of our common stock as of the end of each fiscal year (the “Stock Price”), as the most important financial performance measure used by us to link compensation actually paid to our PEO and non-PEO NEOs for the fiscal year ended December 31, 2023 to our performance.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,949,922)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,348,485
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,546,675
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,348,050)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,428,394
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,460,490
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,295,047
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,089,922
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0